CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Current Assets

	December 31,
	2016	2015
	(In thousands)
Other current assets:
Income taxes receivable	$41,352	$26,793
Production costs	39,763	24,804
Prepaid expenses	37,665	40,091
Capitalized downloadable search toolbar costs, net	28,737	27,929
Other	56,551	54,669
Other current assets	$204,068	$174,286

Schedule of Property and Equipment, Net
Property and equipment, including significant improvements, are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, or, in the case of leasehold improvements, the lease term, if shorter.

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 12 Years

	December 31,
	2016	2015
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$247,451	$235,545
Computer equipment and capitalized software	259,464	239,309
Furniture and other equipment	93,002	88,664
Projects in progress	13,048	18,676
Land	5,117	5,117
	618,082	587,311
Accumulated depreciation and amortization	(311,834)	(284,494)
Property and equipment, net	$306,248	$302,817

Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2016	2015
	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$106,301	$104,481
Accrued advertising expense	68,916	87,064
Other	169,693	191,706
Accrued expenses and other current liabilities	$344,910	$383,251

Schedule of Revenue

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Revenue:
Service revenue	$2,967,474	$3,077,080	$2,957,735
Product revenue	172,408	153,853	151,812
Revenue	$3,139,882	$3,230,933	$3,109,547

Schedule of Cost of Revenue

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Cost of revenue:
Cost of service revenue	$617,058	$652,137	$734,222
Cost of product revenue	138,672	126,024	125,982
Cost of revenue	$755,730	$778,161	$860,204

Schedule of Other (Expense) Income, Net

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Other income (expense), net	$60,461	$36,921	$(52,484)